UIT-981 (Impact)

Fixed and Variable Annuity

Supplement Dated January 2, 2002

to

Prospectus Dated May 1, 2001

This supplement supersedes all previous supplements.

Section: Summary, Fixed and Variable Options

Effective at close of business December 31, 2001, North American Funds Variable Product Series I changed its name to VALIC Company I. Each series also changed its name as shown below:
Old Name North American Funds Variable Product Series I	New Name VALIC Company I
North American - AG Asset Allocation Fund	Asset Allocation Fund
North American - AG Capital Conservation Fund	Capital Conservation Fund
North American - AG MidCap Index Fund	Mid Cap Index Fund
North American - AG 1 Money Market Fund	Money Market I Fund
North American - AG Stock Index Fund	Stock Index Fund

Section: General Information, About VALIC

On May 11, 2001, American General Corporation ("AGC"), the parent of The Variable Annuity Life Insurance Company and the Variable Annuity Marketing Company ("VAMCO"), respectively the investment adviser and underwriter to Portfolio Director, agreed to be acquired by American International Group, Inc. ("AIG") On August 15, 2001, the shareholders of American General Corporation voted to approve the transaction, and on August 29, 2001, the transaction was completed. As a result, AGC is now a wholly-owned subsidiary of AIG. Effective January 1, 2002 the underwriter changed from VAMCO to American General Distributors, Inc., an affiliated company.

Section: Summary, Fixed and Variable Options

As a result of the acquisition, VALIC mailed proxy statements to all investors in VALIC Company I, asking for approval for several proposals, including adding or changing affiliated sub-advisers to several Funds, effective on or about January 1, 2002. Investors voted to approve these changes at the December 28, 2001 special meeting of shareholders:
Fund Name	New Sub-Adviser
VALIC Company I
Money Market I Fund	SunAmerica Asset Management Corp. ("SAAMCo")
Asset Allocation Fund	AIG Global Investment Corp. ("AIGGIC")
Capital Conservation Fund	AIGGIC
Mid Cap Index Fund	AIGGIC
Stock Index Fund	AIGGIC

Note: Privacy notice is included at the back of the prospectus.

VA2620-C